Accumulated Other Comprehensive Income and Other Components of Equity	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Accumulated Other Comprehensive Income and Other Components of Equity
24.	Accumulated Other Comprehensive Income and Other Components of Equity
As at December 31, 2021 and 2022, the details of the Controlling Company’s accumulated other comprehensive income are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Changes in investments in associates and joint ventures	￦	(3,461)	￦	(11,752)
Gain ( loss ) on derivatives valuation		25,031		(7,109)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income		108,685		(52,100)
Exchange differences on translation for foreign operations		(12,786)		(6,815)

Total	￦	117,469	￦	(77,776)

Changes

in accumulated other comprehensive income for the years ended December 31, 2021 and 2022, are as follows:

	2021
( i n millions of Korean won)	Beginning		Increase/ decrease		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	16,257	￦	(19,718)	￦	—	￦	(3,461)
Gain ( loss ) on derivatives valuation		19,809		141,805		(136,583)		25,031
Gain on valuation of financial assets at fair value through other comprehensive income		61,438		47,247		—		108,685
Exchange differences on translation for foreign operations		(11,453)		(1,333)		—		(12,786)

Total	￦	86,051	￦	168,001	￦	(136,583)	￦	117,469

	2022
( i n millions of Korean won)	Beginning		Increase (decrease)		Reclassification to gain or loss		Ending
Changes in investments in associates and joint ventures	￦	(3,461)	￦	(8,291)	￦	—	￦	(11,752)
Gain (loss) on derivatives valuation		25,031		63,281		(95,421)		(7,109)
Gain (loss) on valuation of financial assets at fair value through other comprehensive income		108,685		(160,785)		—		(52,100)
Exchange differences on translation for foreign operations		(12,786)		5,971		—		(6,815)

Total	￦	117,469	￦	(99,824)	￦	(95,421)	￦	(77,776)

The Group’s other components of equity as at December 31, 2021 and 2022, are as follows:

( i n millions of Korean won)	December 31, 2021		December 31, 2022
Treasury stock 1	￦	(1,009,798)	￦	(202,295)
Gain or loss on disposal of treasury stock 2		(8,658)		(41,503)
Share-based payments		4,068		6,222
Others 3		(418,692)		(334,576)

Total	￦	(1,433,080)	￦	(572,152)

1
During the year ended December 31, 2022, the Group
granted
20,105,609 treasury shares
as exchange of shares with HYUNDAI MOBIS and HYUNDAI MOTOR COMPANY and granted 128,923 treasury shares as share-based payment
 (Notes 7 and 20).

2	The amount directly reflected in equity i s ￦ 14,886 million for the year ended December 31, 2022 (2021: ￦ 4,080 million).
3	Profit or loss incurred from transactions with non-controlling interest and investment difference incurred from change in proportion of subsidiaries are included.

As at December 31, 2021 and 2022, the details of treasury stock are as follows:

	December 31, 2021		December 31, 2022
Number of shares (in shares)		25,303,662		5,069,130
Amounts (in millions of Korean won)	￦	1,009,798	￦	202,295
Treasury stocks held as at December 31, 2022, are expected to be used for stock compensation for the Group’s directors, employees, and other purposes.